Cable and Satellite Television Distribution Rights, Net (Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	$ 272			$ 205
2014	260			261
2015	230			237
2016	181			185
2017	119			120
Maximum percentage share of each programming distributor in the United States in net sales of merchandise sold	5.00%
Commission expense	296	299	280
Cable and satellite television distribution rights
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	166
2014	162			168
2015	159			162
2016	158			161
2017	$ 107			$ 111